Financial Instruments and Risk Management - Schedule of Net Debt (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loans and debentures	R$ 12,280	R$ 9,831	R$ 10,580	R$ 11,364
(-) Cash and cash equivalents	(1,898)	(1,537)
(-) Marketable securities	R$ (493)	R$ (774)